SCHEDULE OF CASH ON HAND AND CASH AT BANK (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Total cash balances held at financial institutions		¥ 640,119	¥ 377,947
Total cash balances	$ 87,696	640,119	377,947
CHINA
Total cash balances held at financial institutions		418,792	295,900
CHINA | RMB Curreny [Member]
Total cash balances held at financial institutions		257,829	237,178
CHINA | US Dollar [Member]
Total cash balances held at financial institutions		160,963	58,722
HONG KONG
Total cash balances held at financial institutions		180,551	30,882
HONG KONG | US Dollar [Member]
Total cash balances held at financial institutions		180,551	30,882
JAPAN
Total cash balances held at financial institutions		36,295	43,264
JAPAN | Japanese Yen Currency [Member]
Total cash balances held at financial institutions		25,265	28,544
UNITED STATES | US Dollar [Member]
Total cash balances held at financial institutions		11,030	14,720
UNITED STATES | Malaysian Ringgit Currency [Member]
Total cash balances held at financial institutions		77	286
UNITED STATES | Korean Won Currency [Member]
Total cash balances held at financial institutions		49	227
UNITED STATES | Mexican Currency [Member]
Total cash balances held at financial institutions		7	496
MALAYSIA
Total cash balances held at financial institutions		919	699
MALAYSIA | Malaysian Ringgit Currency [Member]
Total cash balances held at financial institutions		842	413
SINGAPORE
Total cash balances held at financial institutions		3,144	6,199
SINGAPORE | US Dollar [Member]
Total cash balances held at financial institutions		1,166	46
SINGAPORE | Singapore Dollar [Member]
Total cash balances held at financial institutions		1,978	6,153
KOREA, REPUBLIC OF
Total cash balances held at financial institutions		411	507
KOREA, REPUBLIC OF | Korean Won Currency [Member]
Total cash balances held at financial institutions		362	280
MEXICO
Total cash balances held at financial institutions		¥ 7	¥ 496